Allowance for loan losses	12 Months Ended
Dec. 31, 2019
Receivables
Allowance for loan losses	Note 9 – Allowance for loan losses

The Corporation follows a systematic methodology to establish and evaluate the adequacy of the allowance for loan losses (“ALLL”) to provide for inherent losses in the loan portfolio. This methodology includes the consideration of factors such as current economic conditions, portfolio risk characteristics, prior loss experience and results of periodic credit reviews of individual loans. The provision for loan losses charged to current operations is based on this methodology. Loan losses are charged and recoveries are credited to the ALLL.

The Corporation’s assessment of the ALLL is determined in accordance with the guidance of loss contingencies in ASC Subtopic 450-20 and loan impairment guidance in ASC Section 310-10-35. Also, the Corporation determines the ALLL on purchased impaired loans and purchased loans accounted for under ASC Subtopic 310-30, by evaluating decreases in expected cash flows after the acquisition date.

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The determination of the general ALLL includes the following principal factors:

• Base net loss rates, which are based on the moving average of annualized net loss rates computed over a 5-year historical loss period for the commercial and construction loan portfolios, and an 18-month period for the consumer and mortgage loan portfolios. The base net loss rates are applied by loan type and by legal entity.

• Recent loss trend adjustment, which replaces the base loss rate with a 12-month average loss rate, when these trends are higher than the respective base loss rates. The objective of this adjustment is to allow for a more recent loss trend to be captured and reflected in the ALLL estimation process.

• For the period ended December 31, 2019, 25% (December 31, 2018 - 26%) of the ALLL for the BPPR segment loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was mainly concentrated in the leasing, auto and commercial real estate non-owner occupied portfolios for 2019 and in the commercial, mortgage, and overall consumer portfolios for 2018.

• For the period ended December 31, 2019, 21% (December 31, 2018 - 28%) of the Popular U.S. segment loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was concentrated in the commercial multi-family, legacy, commercial real estate owner occupied and construction portfolios for 2019 and in the consumer portfolio for 2018.

• Environmental factors, which include credit and macroeconomic indicators such as unemployment rate, economic activity index and delinquency rates, adopted to account for current market conditions that are likely to cause estimated credit losses to differ from historical losses. The Corporation reflects the effect of these environmental factors on each loan group as an adjustment that, as appropriate, increases the historical loss rate applied to each group. Environmental factors provide updated perspective on credit and economic conditions. Regression analysis is used to select these indicators and quantify the effect on the general ALLL. The Corporation’s methodology also includes qualitative judgmental reserves based on stressed credit quality assumptions to provide for probable losses in the loan portfolios not embedded in the historical loss rates.

During the third quarter of 2019, management completed the recalibration analysis of the environmental factors adjustments. The environmental factors adjustments are developed by performing regression analyses on selected credit and economic indicators for each applicable loan segment. The environmental factor models used to account for changes in current credit and macroeconomic conditions were reviewed and recalibrated based on the latest applicable trends.

The effect of the recalibration resulted in an increase of $4.6 million to the environmental factors adjustments reserve at the Popular U.S. segment.

The following tables present the changes in the allowance for loan losses, loan ending balances and whether such loans and the allowance pertain to loans individually or collectively evaluated for impairment for the years ended December 31, 2019 and 2018.
For the year ended December 31, 2019
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$207,214	$886	$142,978	$11,486	$144,594	$507,158
Provision (reversal of provision)	(41,440)	(3,417)	14,658	8,619	157,331	135,751
Charge-offs	(53,852)	(109)	(47,577)	(11,834)	(167,983)	(281,355)
Recoveries	19,141	3,214	6,222	2,497	40,023	71,097
Ending balance	$131,063	$574	$116,281	$10,768	$173,965	$432,651
Specific ALLL	$20,533	$6	$40,596	$61	$20,259	$81,455
General ALLL	$110,530	$568	$75,685	$10,707	$153,706	$351,196
Loans held-in-portfolio:
Impaired loans	$397,452	$119	$522,469	$507	$91,157	$1,011,704
Loans held-in-portfolio excluding impaired loans	6,863,678	137,351	5,644,279	1,059,000	5,464,220	19,168,528
Total loans held-in-portfolio	$7,261,130	$137,470	$6,166,748	$1,059,507	$5,555,377	$20,180,232
For the year ended December 31, 2019
Popular U.S.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$31,901	$6,538	$4,434	$969	$18,348	$62,190
Provision (reversal of provision)	15,496	(127)	828	(1,738)	15,569	30,028
Charge-offs	(40,329)	(2,215)	(605)	105	(21,280)	(64,324)
Recoveries	8,921	8	170	1,294	6,770	17,163
Ending balance	$15,989	$4,204	$4,827	$630	$19,407	$45,057
Specific ALLL	$-	$-	$2,208	$-	$1,563	$3,771
General ALLL	$15,989	$4,204	$2,619	$630	$17,844	$41,286
Loans held-in-portfolio:
Impaired loans	$2,097	$-	$9,386	$-	$9,634	$21,117
Loans held-in-portfolio excluding impaired loans	5,049,524	693,622	1,007,398	22,105	432,875	7,205,524
Total loans held-in-portfolio	$5,051,621	$693,622	$1,016,784	$22,105	$442,509	$7,226,641
For the year ended December 31, 2019
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$239,115	$7,424	$147,412	$969	$11,486	$162,942	$569,348
Provision (reversal of provision)	(25,944)	(3,544)	15,486	(1,738)	8,619	172,900	165,779
Charge-offs	(94,181)	(2,324)	(48,182)	105	(11,834)	(189,263)	(345,679)
Recoveries	28,062	3,222	6,392	1,294	2,497	46,793	88,260
Ending balance	$147,052	$4,778	$121,108	$630	$10,768	$193,372	$477,708
Specific ALLL	$20,533	$6	$42,804	$-	$61	$21,822	$85,226
General ALLL	$126,519	$4,772	$78,304	$630	$10,707	$171,550	$392,482
Loans held-in-portfolio:
Impaired loans	$399,549	$119	$531,855	$-	$507	$100,791	$1,032,821
Loans held-in-portfolio excluding impaired loans	11,913,202	830,973	6,651,677	22,105	1,059,000	5,897,095	26,374,052
Total loans held-in-portfolio	$12,312,751	$831,092	$7,183,532	$22,105	$1,059,507	$5,997,886	$27,406,873
For the year ended December 31, 2018
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$171,531	$1,286	$159,081	$11,991	$174,215	$518,104
Provision (reversal of provision)	101,614	(1,754)	15,297	5,525	75,779	196,461
Charge-offs	(82,352)	(9)	(69,393)	(8,297)	(138,161)	(298,212)
Recoveries	16,421	1,363	4,571	2,267	32,573	57,195
Allowance transferred from covered loans	-	-	33,422	-	188	33,610
Ending balance	$207,214	$886	$142,978	$11,486	$144,594	$507,158
Specific ALLL	$52,190	$56	$38,760	$320	$24,083	$115,409
General ALLL	$155,024	$830	$104,218	$11,166	$120,511	$391,749
Loans held-in-portfolio:
Impaired non-covered loans	$398,518	$1,788	$509,468	$1,099	$104,235	$1,015,108
Non-covered loans held-in-portfolio excluding impaired loans	6,974,125	84,167	5,923,855	933,674	4,952,543	18,868,364
Total non-covered loans held-in-portfolio	$7,372,643	$85,955	$6,433,323	$934,773	$5,056,778	$19,883,472
For the year ended December 31, 2018
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$32,521	$-	$723	$33,244
Provision (reversal of provision)	-	-	2,265	-	(535)	1,730
Charge-offs	-	-	(1,446)	-	(2)	(1,448)
Recoveries	-	-	82	-	2	84
Allowance transferred to non-covered loans	-	-	(33,422)	-	(188)	(33,610)
Ending balance	$-	$-	$-	$-	$-	$-
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	$-	$-	$-	$-	$-	$-
Loans held-in-portfolio:
Impaired covered loans	$-	$-	$-	$-	$-	$-
Covered loans held-in-portfolio excluding impaired loans	-	-	-	-	-	-
Total covered loans held-in-portfolio	$-	$-	$-	$-	$-	$-
For the year ended December 31, 2018
Popular U.S.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$44,134	$7,076	$4,541	$798	$15,529	$72,078
Provision (reversal of provision)	7,551	5,268	(478)	(1,861)	19,401	29,881
Charge-offs	(24,920)	(5,806)	(232)	114	(22,118)	(52,962)
Recoveries	5,136	-	603	1,918	5,536	13,193
Ending balance	$31,901	$6,538	$4,434	$969	$18,348	$62,190
Specific ALLL	$-	$-	$2,451	$-	$1,810	$4,261
General ALLL	$31,901	$6,538	$1,983	$969	$16,538	$57,929
Loans held-in-portfolio:
Impaired loans	$-	$12,060	$9,420	$-	$8,507	$29,987
Loans held-in-portfolio excluding impaired loans	4,670,376	681,434	792,515	25,949	424,156	6,594,430
Total loans held-in-portfolio	$4,670,376	$693,494	$801,935	$25,949	$432,663	$6,624,417
For the year ended December 31, 2018
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$215,665	$8,362	$196,143	$798	$11,991	$190,467	$623,426
Provision (reversal of provision)	109,165	3,514	17,084	(1,861)	5,525	94,645	228,072
Charge-offs	(107,272)	(5,815)	(71,071)	114	(8,297)	(160,281)	(352,622)
Recoveries	21,557	1,363	5,256	1,918	2,267	38,111	70,472
Ending balance	$239,115	$7,424	$147,412	$969	$11,486	$162,942	$569,348
Specific ALLL	$52,190	$56	$41,211	$-	$320	$25,893	$119,670
General ALLL	$186,925	$7,368	$106,201	$969	$11,166	$137,049	$449,678
Loans held-in-portfolio:
Impaired loans	$398,518	$13,848	$518,888	$-	$1,099	$112,742	$1,045,095
Loans held-in-portfolio excluding impaired loans	11,644,501	765,601	6,716,370	25,949	933,674	5,376,699	25,462,794
Total loans held-in-portfolio	$12,043,019	$779,449	$7,235,258	$25,949	$934,773	$5,489,441	$26,507,889
The following table provides the activity in the allowance for loan losses related to loans accounted for pursuant to ASC Subtopic 310-30.
	ASC 310-30
	For the years ended
(In thousands)	December 31, 2019	December 31, 2018
Balance at beginning of period	$122,135	$119,505
Provision	1,119	61,270
Net charge-offs	(49,215)	(58,640)
Balance at end of period	$74,039	$122,135

Impaired loans

The following tables present loans individually evaluated for impairment at December 31, 2019 and 2018.

December 31, 2019
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,196	$1,229	$4	$1,017	$1,247	$2,213	$2,476	$4
Commercial real estate non-owner occupied	44,975	45,803	12,281	149,587	173,124	194,562	218,927	12,281
Commercial real estate owner occupied	105,841	122,814	5,077	26,365	58,540	132,206	181,354	5,077
Commercial and industrial	43,640	47,611	3,171	24,831	44,255	68,471	91,866	3,171
Construction	119	119	6	-	-	119	119	6
Mortgage	420,949	479,936	40,596	101,520	134,331	522,469	614,267	40,596
Leasing	507	507	61	-	-	507	507	61
Consumer:
Credit cards	24,475	24,475	2,957	-	-	24,475	24,475	2,957
Personal	65,521	65,521	17,142	-	-	65,521	65,521	17,142
Auto	310	310	51	-	-	310	310	51
Other	851	851	109	-	-	851	851	109
Total Puerto Rico	$708,384	$789,176	$81,455	$303,320	$411,497	$1,011,704	$1,200,673	$81,455
December 31, 2019
Popular U.S.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$2,097	$2,539	$2,097	$2,539	$-
Mortgage	6,906	7,257	2,208	2,480	2,844	9,386	10,101	2,208
Consumer:
HELOCs	6,691	6,691	1,560	2,829	3,087	9,520	9,778	1,560
Personal	26	26	3	88	88	114	114	3
Total Popular U.S.	$13,623	$13,974	$3,771	$7,494	$8,558	$21,117	$22,532	$3,771
December 31, 2019
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,196	$1,229	$4	$3,114	$3,786	$4,310	$5,015	$4
Commercial real estate non-owner occupied	44,975	45,803	12,281	149,587	173,124	194,562	218,927	12,281
Commercial real estate owner occupied	105,841	122,814	5,077	26,365	58,540	132,206	181,354	5,077
Commercial and industrial	43,640	47,611	3,171	24,831	44,255	68,471	91,866	3,171
Construction	119	119	6	-	-	119	119	6
Mortgage	427,855	487,193	42,804	104,000	137,175	531,855	624,368	42,804
Leasing	507	507	61	-	-	507	507	61
Consumer:
Credit cards	24,475	24,475	2,957	-	-	24,475	24,475	2,957
HELOCs	6,691	6,691	1,560	2,829	3,087	9,520	9,778	1,560
Personal	65,547	65,547	17,145	88	88	65,635	65,635	17,145
Auto	310	310	51	-	-	310	310	51
Other	851	851	109	-	-	851	851	109
Total Popular, Inc.	$722,007	$803,150	$85,226	$310,814	$420,055	$1,032,821	$1,223,205	$85,226
December 31, 2018
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$932	$932	$4	$-	$-	$932	$932	$4
Commercial real estate non-owner occupied	85,583	86,282	27,494	96,005	138,378	181,588	224,660	27,494
Commercial real estate owner occupied	113,592	132,677	7,857	26,474	60,485	140,066	193,162	7,857
Commercial and industrial	65,208	67,094	16,835	10,724	20,968	75,932	88,062	16,835
Construction	1,788	1,788	56	-	-	1,788	1,788	56
Mortgage	408,767	458,010	38,760	100,701	135,084	509,468	593,094	38,760
Leasing	1,099	1,099	320	-	-	1,099	1,099	320
Consumer:
Credit cards	28,829	28,829	4,571	-	-	28,829	28,829	4,571
Personal	72,989	72,989	19,098	-	-	72,989	72,989	19,098
Auto	1,161	1,161	228	-	-	1,161	1,161	228
Other	1,256	1,256	186	-	-	1,256	1,256	186
Total Puerto Rico	$781,204	$852,117	$115,409	$233,904	$354,915	$1,015,108	$1,207,032	$115,409
December 31, 2018
Popular U.S.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Construction	$-	$-	$-	$12,060	$18,127	$12,060	$18,127	$-
Mortgage	7,237	8,899	2,451	2,183	3,127	9,420	12,026	2,451
Consumer:
HELOCs	6,236	6,285	1,558	1,498	1,572	7,734	7,857	1,558
Personal	631	631	252	142	143	773	774	252
Total Popular U.S.	$14,104	$15,815	$4,261	$15,883	$22,969	$29,987	$38,784	$4,261
December 31, 2018
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$932	$932	$4	$-	$-	$932	$932	$4
Commercial real estate non-owner occupied	85,583	86,282	27,494	96,005	138,378	181,588	224,660	27,494
Commercial real estate owner occupied	113,592	132,677	7,857	26,474	60,485	140,066	193,162	7,857
Commercial and industrial	65,208	67,094	16,835	10,724	20,968	75,932	88,062	16,835
Construction	1,788	1,788	56	12,060	18,127	13,848	19,915	56
Mortgage	416,004	466,909	41,211	102,884	138,211	518,888	605,120	41,211
Leasing	1,099	1,099	320	-	-	1,099	1,099	320
Consumer:
Credit cards	28,829	28,829	4,571	-	-	28,829	28,829	4,571
HELOCs	6,236	6,285	1,558	1,498	1,572	7,734	7,857	1,558
Personal	73,620	73,620	19,350	142	143	73,762	73,763	19,350
Auto	1,161	1,161	228	-	-	1,161	1,161	228
Other	1,256	1,256	186	-	-	1,256	1,256	186
Total Popular, Inc.	$795,308	$867,932	$119,670	$249,787	$377,884	$1,045,095	$1,245,816	$119,670
The following tables present the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2019 and 2018.
For the year ended December 31, 2019
	Puerto Rico		Popular U.S.		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$1,470	$50	$1,343	$-	$2,813	$50
Commercial real estate non-owner occupied	183,233	5,742	-	-	183,233	5,742
Commercial real estate owner occupied	137,710	6,528	626	-	138,336	6,528
Commercial and industrial	71,828	4,097	-	-	71,828	4,097
Construction	1,151	25	9,248	-	10,399	25
Mortgage	518,487	16,810	9,416	153	527,903	16,963
Leasing	823	-	-	-	823	-
Consumer:
Credit cards	26,775	-	-	-	26,775	-
HELOCs	-	-	8,988	-	8,988	-
Personal	69,664	282	380	-	70,044	282
Auto	823	-	-	-	823	-
Other	1,044	-	-	-	1,044	-
Total Popular, Inc.	$1,013,008	$33,534	$30,001	$153	$1,043,009	$33,687
For the year ended December 31, 2018
	Puerto Rico		Popular U.S.		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$693	$50	$-	$-	$693	$50
Commercial real estate non-owner occupied	138,832	5,742	-	-	138,832	5,742
Commercial real estate owner occupied	148,967	6,528	-	-	148,967	6,528
Commercial and industrial	69,406	4,097	-	-	69,406	4,097
Construction	2,094	25	9,565	-	11,659	25
Mortgage	509,038	17,663	9,258	165	518,296	17,828
Leasing	1,195	-	-	-	1,195	-
Consumer:
Credit cards	31,953	-	-	-	31,953	-
HELOCs	-	-	5,904	-	5,904	-
Personal	68,237	415	770	-	69,007	415
Auto	1,413	-	-	-	1,413	-
Other	1,248	-	-	-	1,248	-
Total Popular, Inc.	$973,076	$34,520	$25,497	$165	$998,573	$34,685

Modifications

A modification of a loan constitutes a troubled debt restructuring when a borrower is experiencing financial difficulty and the modification constitutes a concession. For a summary of the accounting policy related to troubled debt restructurings (“TDRs”), refer to the Summary of Significant Accounting Policies included in Note 2 to these Consolidated Financial Statements.

TDRs amounted to $ 1.6 billion at December 31, 2019 (December 31, 2018 - $ 1.5 billion). The amount of outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in TDRs amounted to $ 14 million related to the commercial loan portfolio at December 31, 2019 (December 31, 2018 - $ 16 million).

At December 31, 2019, the mortgage loan TDRs include $ 625 million guaranteed by U.S. sponsored entities at BPPR, compared to $ 543 million at December 31, 2018.

The following table presents the non-covered and covered loans classified as TDRs according to their accruing status and the related allowance at December 31, 2019 and 2018.

	December 31, 2019				December 31, 2018
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Loans held-in-portfolio:
Commercial	$237,861	$111,587	$349,448	$16,443	$229,758	$130,921	$360,679	$46,889
Construction	-	119	119	6	-	1,788	1,788	56
Mortgage	1,013,561	126,036	1,139,597	42,012	906,712	135,758	1,042,470	41,211
Leases	264	243	507	61	668	440	1,108	320
Consumer	82,205	15,808	98,013	21,404	94,193	15,651	109,844	24,523
Loans held-in-portfolio	$1,333,891	$253,793	$1,587,684	$79,926	$1,231,331	$284,558	$1,515,889	$112,999
The following tables present the loan count by type of modification for those loans modified in a TDR during the years ended December 31, 2019 and 2018. Loans modified as TDRs for the U.S. operations are considered insignificant to the Corporation.
For the year ended December 31, 2019
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	3	-	-
Commercial real estate non-owner occupied	-	13	-	-
Commercial real estate owner occupied	1	29	-	-
Commercial and industrial	2	67	-	-
Mortgage	37	130	672	6
Leasing	-	1	2	-
Consumer:
Credit cards	515	-	2	189
HELOCs	-	16	12	-
Personal	668	4	-	3
Auto	-	6	2	-
Other	31	-	-	-
Total	1,254	269	690	198
For the year ended December 31, 2018
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	2	-	-
Commercial real estate non-owner occupied	3	17	-	-
Commercial real estate owner occupied	4	64	-	-
Commercial and industrial	6	87	-	-
Construction	1	-	-	-
Mortgage	85	49	359	57
Leasing	-	-	4	-
Consumer:
Credit cards	579	-	4	432
HELOCs	-	27	11	1
Personal	1,356	6	-	2
Auto	-	7	3	-
Other	25	-	2	-
Total	2,059	259	383	492
The following tables present, by class, quantitative information related to loans modified as TDRs during the years ended December 31, 2019 and 2018.
Popular, Inc.
For the year ended December 31, 2019
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	3	$346	$295	$(40)
Commercial real estate non-owner occupied	13	58,142	58,116	2,811
Commercial real estate owner occupied	30	7,533	7,249	81
Commercial and industrial	69	14,991	15,435	1,368
Mortgage	845	83,833	77,308	2,814
Leasing	3	264	266	7
Consumer:
Credit cards	706	5,702	5,867	554
HELOCs	28	2,725	2,423	364
Personal	675	10,831	10,835	3,023
Auto	8	121	128	21
Other	31	206	206	30
Total	2,411	$184,694	$178,128	$11,033
Popular, Inc.
For the year ended December 31, 2018
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$1,377	$1,375	$106
Commercial real estate non-owner occupied	20	109,081	79,695	6,230
Commercial real estate owner occupied	68	31,233	29,962	1,170
Commercial and industrial	93	52,653	51,855	13,981
Construction	1	4,210	4,293	474
Mortgage	550	67,518	59,919	2,696
Leasing	4	98	96	30
Consumer:
Credit cards	1,015	10,065	10,671	1,331
HELOCs	39	3,961	3,891	935
Personal	1,364	21,976	21,979	6,320
Auto	10	173	152	26
Other	27	601	599	99
Total	3,193	$302,946	$264,487	$33,398
During the year ended December 31, 2019, four loans with an aggregate unpaid principal balance of $ 9.1 million were restructured into multiple notes (“Note A / B split”). No charge-offs were recorded as part of those loan restructurings. The following tables present, by class, TDRs that were subject to payment default and that had been modified as a TDR during the twelve months preceding the default date. Payment default is defined as a restructured loan becoming 90 days past due after being modified, foreclosed or charged-off, whichever occurs first. The recorded investment as of period end is inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported.
Defaulted during the year ended December 31, 2019
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$47
Commercial real estate owner occupied	3	495
Commercial and industrial	9	7,281
Mortgage	63	4,424
Leasing	1	22
Consumer:
Credit cards	302	2,808
HELOCs	1	135
Personal	197	5,640
Auto	2	24
Other	3	8
Total	582	$20,884
Defaulted during the year ended December 31, 2018
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	2	$11,245
Commercial real estate owner occupied	5	480
Commercial and industrial	8	7,208
Mortgage	161	12,362
Consumer:
Credit cards	236	2,098
HELOCs	2	205
Personal	107	2,300
Auto	5	115
Other	1	7
Total	527	$36,020

Commercial, consumer and mortgage loans modified in a TDR are closely monitored for delinquency as an early indicator of possible future default. If loans modified in a TDR subsequently default, the Corporation evaluates the loan for possible further impairment. The allowance for loan losses may be increased or partial charge-offs may be taken to further write-down the carrying value of the loan.

Credit Quality

The Corporation has defined a risk rating system to assign a rating to all credit exposures, particularly for the commercial and construction loan portfolios. Risk ratings in the aggregate provide the Corporation’s management the asset quality profile for the loan portfolio. The risk rating system provides for the assignment of ratings at the obligor level based on the financial condition of the borrower. The Corporation’s consumer and mortgage loans are not subject to the risk rating system. Consumer and mortgage loans are classified substandard or loss based on their delinquency status. All other consumer and mortgage loans that are not classified as substandard or loss would be considered “unrated”.

The Corporation’s obligor risk rating scales range from rating 1 (Excellent) to rating 14 (Loss). The obligor risk rating reflects the risk of payment default of a borrower in the ordinary course of business.

Pass Credit Classifications:

Pass (Scales 1 through 8) – Loans classified as pass have a well defined primary source of repayment, with no apparent risk, strong financial position, minimal operating risk, profitability, liquidity and strong capitalization.

Watch (Scale 9) – Loans classified as watch have acceptable business credit, but borrower’s operations, cash flow or financial condition evidence more than average risk, requires above average levels of supervision and attention from Loan Officers.

Special Mention (Scale 10) - Loans classified as special mention have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Corporation’s credit position at some future date.

Adversely Classified Classifications:

Substandard (Scales 11 and 12) - Loans classified as substandard are deemed to be inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any. Loans classified as such have well-defined weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful (Scale 13) - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the additional characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss (Scale 14) - Uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be effected in the future.

Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Corporation periodically reviews its loans classification to evaluate if they are properly classified, and to determine impairment, if any. The frequency of these reviews will depend on the amount of the aggregate outstanding debt, and the risk rating classification of the obligor. In addition, during the renewal and annual review process of applicable credit facilities, the Corporation evaluates the corresponding loan grades.

The Corporation has a Commercial Loan Review department within the Corporate Risk Reviews Division that reports directly to the Corporation’s Risk Management Committee and administratively to the Chief Risk Officer, which performs annual comprehensive credit process reviews of all lending groups in BPPR. This group evaluates the credit risk profile of each originating unit along with each unit’s credit administration effectiveness, including the assessment of the risk rating representative of the current credit quality of the loans, and the evaluation of collateral documentation. The monitoring performed by this group contributes to assess compliance with credit policies and underwriting standards, determine the current level of credit risk, evaluate the effectiveness of the credit management process and identify control deficiencies that may arise in the credit-granting process. Based on its findings, Commercial Loan Review recommends corrective actions, if necessary, that help in maintaining a sound credit process. The Loan Review Group reports the results of the credit process reviews to the Risk Management Committee of the Corporation’s Board of Directors.

The following tables present the outstanding balance, net of unearned income, of non-covered loans held-in-portfolio based on the Corporation’s assignment of obligor risk ratings as defined at December 31, 2019 and 2018.

December 31, 2019
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico
Commercial multi-family	$1,341	$3,870	$1,793	$-	$-	$7,004	$140,845	$147,849
Commercial real estate non-owner occupied	492,357	166,810	239,448	3,290	-	901,905	1,206,313	2,108,218
Commercial real estate owner occupied	192,895	184,678	183,377	1,629	-	562,579	1,023,750	1,586,329
Commercial and industrial	592,861	170,183	130,872	148	16	894,080	2,524,654	3,418,734
Total Commercial	1,279,454	525,541	555,490	5,067	16	2,365,568	4,895,562	7,261,130
Construction	340	649	20,771	-	-	21,760	115,710	137,470
Mortgage	2,187	2,218	127,621	-	-	132,026	6,034,722	6,166,748
Leasing	-	-	3,590	-	68	3,658	1,055,849	1,059,507
Consumer:
Credit cards	-	-	19,461	-	-	19,461	1,104,339	1,123,800
HELOCs	-	-	-	-	-	-	5,038	5,038
Personal	77	-	19,558	-	-	19,635	1,348,515	1,368,150
Auto	-	-	30,775	-	372	31,147	2,886,375	2,917,522
Other	459	11	15,020	-	53	15,543	125,324	140,867
Total Consumer	536	11	84,814	-	425	85,786	5,469,591	5,555,377
Total Puerto Rico	$1,282,517	$528,419	$792,286	$5,067	$509	$2,608,798	$17,571,434	$20,180,232
Popular U.S.
Commercial multi-family	$48,359	$13,827	$8,433	$-	$-	$70,619	$1,576,691	$1,647,310
Commercial real estate non-owner occupied	80,608	24,383	100,658	-	-	205,649	1,664,647	1,870,296
Commercial real estate owner occupied	27,298	5,709	13,826	-	-	46,833	292,302	339,135
Commercial and industrial	25,679	1,460	20,386	-	-	47,525	1,147,355	1,194,880
Total Commercial	181,944	45,379	143,303	-	-	370,626	4,680,995	5,051,621
Construction	46,644	17,291	44,798	-	-	108,733	584,889	693,622
Mortgage	-	-	11,091	-	-	11,091	1,005,693	1,016,784
Legacy	388	202	1,528	-	-	2,118	19,987	22,105
Consumer:
Credit cards	-	-	-	-	-	-	36	36
HELOCs	-	-	2,024	-	7,930	9,954	107,389	117,343
Personal	-	-	1,664	-	403	2,067	322,373	324,440
Other	-	-	-	-	-	-	690	690
Total Consumer	-	-	3,688	-	8,333	12,021	430,488	442,509
Total Popular U.S.	$228,976	$62,872	$204,408	$-	$8,333	$504,589	$6,722,052	$7,226,641
Popular, Inc.
Commercial multi-family	$49,700	$17,697	$10,226	$-	$-	$77,623	$1,717,536	$1,795,159
Commercial real estate non-owner occupied	572,965	191,193	340,106	3,290	-	1,107,554	2,870,960	3,978,514
Commercial real estate owner occupied	220,193	190,387	197,203	1,629	-	609,412	1,316,052	1,925,464
Commercial and industrial	618,540	171,643	151,258	148	16	941,605	3,672,009	4,613,614
Total Commercial	1,461,398	570,920	698,793	5,067	16	2,736,194	9,576,557	12,312,751
Construction	46,984	17,940	65,569	-	-	130,493	700,599	831,092
Mortgage	2,187	2,218	138,712	-	-	143,117	7,040,415	7,183,532
Legacy	388	202	1,528	-	-	2,118	19,987	22,105
Leasing	-	-	3,590	-	68	3,658	1,055,849	1,059,507
Consumer:
Credit cards	-	-	19,461	-	-	19,461	1,104,375	1,123,836
HELOCs	-	-	2,024	-	7,930	9,954	112,427	122,381
Personal	77	-	21,222	-	403	21,702	1,670,888	1,692,590
Auto	-	-	30,775	-	372	31,147	2,886,375	2,917,522
Other	459	11	15,020	-	53	15,543	126,014	141,557
Total Consumer	536	11	88,502	-	8,758	97,807	5,900,079	5,997,886
Total Popular, Inc.	$1,511,493	$591,291	$996,694	$5,067	$8,842	$3,113,387	$24,293,486	$27,406,873

The following table presents the weighted average obligor risk rating at December 31, 2019 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating	(Scales 11 and 12)	(Scales 1 through 8)
Puerto Rico:	Substandard	Pass
Commercial multi-family	11.82	6.02
Commercial real estate non-owner occupied	11.17	6.77
Commercial real estate owner occupied	11.36	7.30
Commercial and industrial	11.26	7.20
Total Commercial	11.25	7.10
Construction	11.01	7.85

Popular U.S. :	Substandard	Pass
Commercial multi-family	11.25	7.37
Commercial real estate non-owner occupied	11.00	6.94
Commercial real estate owner occupied	11.02	7.48
Commercial and industrial	11.01	6.63
Total Commercial	11.02	7.04
Construction	11.00	7.74
Legacy	11.25	7.95
December 31, 2018
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico
Commercial multi-family	$1,634	$4,548	$3,590	$-	$-	$9,772	$135,856	$145,628
Commercial real estate non-owner occupied	470,506	233,173	342,962	-	-	1,046,641	1,275,960	2,322,601
Commercial real estate owner occupied	262,476	174,510	291,468	2,078	-	730,532	991,721	1,722,253
Commercial and industrial	655,092	130,641	156,515	177	73	942,498	2,239,663	3,182,161
Total Commercial	1,389,708	542,872	794,535	2,255	73	2,729,443	4,643,200	7,372,643
Construction	147	634	1,788	-	-	2,569	83,386	85,955
Mortgage	3,057	2,182	154,506	-	-	159,745	6,273,578	6,433,323
Leasing	-	-	3,301	-	12	3,313	931,460	934,773
Consumer:
Credit cards	-	-	16,035	-	-	16,035	1,031,238	1,047,273
HELOCs	-	-	165	-	-	165	5,186	5,351
Personal	849	19	18,827	-	-	19,695	1,230,930	1,250,625
Auto	-	-	24,093	-	84	24,177	2,584,608	2,608,785
Other	-	-	14,743	-	215	14,958	129,786	144,744
Total Consumer	849	19	73,863	-	299	75,030	4,981,748	5,056,778
Total Puerto Rico	$1,393,761	$545,707	$1,027,993	$2,255	$384	$2,970,100	$16,913,372	$19,883,472
Popular U.S.
Commercial multi-family	$85,901	$7,123	$6,979	$-	$-	$100,003	$1,301,537	$1,401,540
Commercial real estate non-owner occupied	152,635	9,839	46,555	-	-	209,029	1,672,715	1,881,744
Commercial real estate owner occupied	49,415	23,963	2,394	-	-	75,772	223,167	298,939
Commercial and industrial	5,825	1,084	76,459	-	-	83,368	1,004,785	1,088,153
Total Commercial	293,776	42,009	132,387	-	-	468,172	4,202,204	4,670,376
Construction	35,375	37,741	58,005	-	-	131,121	562,373	693,494
Mortgage	-	-	11,032	-	-	11,032	790,903	801,935
Legacy	534	224	2,409	-	-	3,167	22,782	25,949
Consumer:
Credit cards	-	-	-	-	-	-	38	38
HELOCs	-	-	2,615	-	10,964	13,579	129,473	143,052
Personal	-	-	1,910	-	701	2,611	286,738	289,349
Other	-	-	4	-	-	4	220	224
Total Consumer	-	-	4,529	-	11,665	16,194	416,469	432,663
Total Popular U.S.	$329,685	$79,974	$208,362	$-	$11,665	$629,686	$5,994,731	$6,624,417
Popular, Inc.
Commercial multi-family	$87,535	$11,671	$10,569	$-	$-	$109,775	$1,437,393	$1,547,168
Commercial real estate non-owner occupied	623,141	243,012	389,517	-	-	1,255,670	2,948,675	4,204,345
Commercial real estate owner occupied	311,891	198,473	293,862	2,078	-	806,304	1,214,888	2,021,192
Commercial and industrial	660,917	131,725	232,974	177	73	1,025,866	3,244,448	4,270,314
Total Commercial	1,683,484	584,881	926,922	2,255	73	3,197,615	8,845,404	12,043,019
Construction	35,522	38,375	59,793	-	-	133,690	645,759	779,449
Mortgage	3,057	2,182	165,538	-	-	170,777	7,064,481	7,235,258
Legacy	534	224	2,409	-	-	3,167	22,782	25,949
Leasing	-	-	3,301	-	12	3,313	931,460	934,773
Consumer:
Credit cards	-	-	16,035	-	-	16,035	1,031,276	1,047,311
HELOCs	-	-	2,780	-	10,964	13,744	134,659	148,403
Personal	849	19	20,737	-	701	22,306	1,517,668	1,539,974
Auto	-	-	24,093	-	84	24,177	2,584,608	2,608,785
Other	-	-	14,747	-	215	14,962	130,006	144,968
Total Consumer	849	19	78,392	-	11,964	91,224	5,398,217	5,489,441
Total Popular, Inc.	$1,723,446	$625,681	$1,236,355	$2,255	$12,049	$3,599,786	$22,908,103	$26,507,889

The following table presents the weighted average obligor risk rating at December 31, 2018 for those classifications that consider a range of rating scales.
Weighted average obligor risk rating	(Scales 11 and 12)	(Scales 1 through 8)
Puerto Rico:	Substandard	Pass
Commercial multi-family	11.20	6.02
Commercial real estate non-owner occupied	11.11	6.93
Commercial real estate owner occupied	11.29	7.25
Commercial and industrial	11.33	7.15
Total Commercial	11.22	7.09
Construction	12.00	7.64

Popular U.S.:	Substandard	Pass
Commercial multi-family	11.00	7.39
Commercial real estate non-owner occupied	11.01	6.82
Commercial real estate owner occupied	11.16	7.55
Commercial and industrial	11.96	7.26
Total Commercial	11.56	7.14
Construction	11.21	7.85
Legacy	11.17	7.94